Financial Instruments - Net Effects of Expired Contracts That Met Hedging Criteria (Detail) - Derivative Contract Met Hedging Criteria [Member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cross-currency swaps [member] | Interest Expense [Member]
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	$ (109)	$ 199	$ 157
Cross-currency swaps [member] | Foreign exchange [Member]
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	1,212	480	642
Interest rate swaps [member] | Interest Expense [Member]
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	(163)	515
Foreign exchange forward contracts [member] | Foreign exchange [Member]
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	(167)	(116)	(87)
Foreign exchange forward contracts [member] | Cost of Sales [Member]
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	839	(163)	240
Commodity price contracts [Member] | Cost of Sales [Member]
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	(129)	(391)	(258)
Foreign currency option [Member] | Cost of Sales [Member]
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	8	$ (63)	$ (8)
Treasury Locks [Member] | Interest Expense [Member]
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	$ 153